Inventories - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Cost of materials and supplies consumed	$ 87,269,000	$ 120,422,000
Inventory write-down	1,465,000	444,000
Zinc [member]
Inventory [Line Items]
Inventory write-down	269,000	444,000
Pyrite [Member]
Inventory [Line Items]
Inventory write-down	$ 1,196,000	$ 0